Related Party Transactions - Additional Information (Details) - USD ($)				1 Months Ended	7 Months Ended
	Mar. 08, 2021	Mar. 08, 2021		Mar. 31, 2021	Sep. 30, 2021	May 28, 2021
Related Party Transaction [Line Items]
Stock issued during the period value for services		$ 25,000	[1]	$ 25,000
Founder Share [Member]
Related Party Transaction [Line Items]
Temporary Equity, Shares Outstanding						750,000
Common Class B [Member] | Founder Share [Member]
Related Party Transaction [Line Items]
Temporary Equity, Shares Outstanding	750,000	750,000			750,000
Sponsor [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument face value	$ 300,000	$ 300,000
Notes payable to related party current	$ 0	0
Sponsor [Member] | Working capital loans [Member]
Related Party Transaction [Line Items]
Working capital loans convertible into equity value		$ 2,000,000			$ 2,000,000
Debt instrument conversion price per share	$ 10.00	$ 10.00			$ 10.00
Sponsor [Member] | Administrative Services Agreement [Member]
Related Party Transaction [Line Items]
Related party transaction amount payable per month for office space administration and support services					$ 10,000
Sponsor [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Stock issued during the period shares for services	5,750,000
Stock issued during the period value for services	$ 25,000
Percentage of the common stock issued and outstanding	20.00%	20.00%			20.00%

[1]	Includes up to 750,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter (see Note 5).